Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Agencia Comercial Spirits Ltd and its subsidiaries (collectively referred to as the “Company”) as of December 31, 2024 and 2025, and the related statements of operations and comprehensive income, changes in shareholders’ equity and its cash flows for the financial years ended December 31, 2023, 2024 and 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2025, and the results of its operations and its cash flows for the years ended December 31, 2023, 2024 and 2025, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).